Schedule of Companies Reportable Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 3,390,391	$ 1,896,335	$ 7,288,029	$ 2,635,757
Cost of revenues	2,046,750	1,268,902	6,154,434	2,935,119
Income (loss) from operations	(2,327,776)	(6,928,459)		(33,494,714)
Loss from discontinued operations	(145,000)	(108,000)	70,024	(22,174,305)
Net income (loss)	(2,823,746)	(7,044,529)		(55,644,135)
Affiliate Marketing Services United States [Member]
Revenue	279,776	61,522	415,450	211,528
Cost of revenues	215,456	21,913
Income (loss) from operations	(2,245,493)	(2,222,648)
Loss from discontinued operations
Net income (loss)	(2,718,941)	(2,210,334)
Affiliate Marketing Services International [Member]
Revenue	1,008,275	923,750	3,427,698
Cost of revenues	667,906	529,412
Income (loss) from operations	135,085	(4,802,701)
Loss from discontinued operations
Net income (loss)	106,605	(4,823,085)
Sports Gaming Client Services [Member]
Revenue	1,065,015	911,063	2,493,685	2,424,229
Cost of revenues	766,878	717,577
Income (loss) from operations	209,511	96,890
Loss from discontinued operations
Net income (loss)	209,511	96,890
Sports Hub Gaming Network [Member]
Revenue	1,037,325		951,196
Cost of revenues	396,510
Income (loss) from operations	(426,879)
Loss from discontinued operations
Net income (loss)	(275,921)
Enterprise TEM [Member]
Revenue
Cost of revenues
Income (loss) from operations
Loss from discontinued operations	(145,000)	(108,000)
Net income (loss)	$ (145,000)	$ (108,000)